Line of Credit (Details 2)	Dec. 31, 2016 USD ($)
Receivables [Abstract]
Year ending December 31, 2017	$ 22,307
2018	23,063
2019	24,094
2020	25,406
2021	4,818
Total minimum payments required	$ 234,727